COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

On March 31, 2011, the Company entered into an agreement to provide maintenance and repair services for an expected fifteen or more utility-class wind turbines with a customer. This agreement obligated the Company to provide such services for up to a 12 year period. Since the Company anticipated multiple sales of utility-class wind turbines under this agreement it created a service infrastructure to support such a deployment. The Company, in fact, has only sold two prototype turbines to this customer resulting in a potential cost to perform this obligation being in excess of expected revenue sources. As a separately priced maintenance agreement, accounting for this contract is under ASC 460 Guarantees, which requires that the measurement of a guarantee liability be the fair value of the obligation at the reporting period. If the consideration of the fair value of an obligation results in the potential of a contingent loss, consideration of the probable and estimable criteria of ASC 450-20-25 is appropriate. Furthermore, for longer-term obligations, such as this, the Company considers the use of a discount factor in determining the estimated liability is appropriate. The agreement was renegotiated in April 2014 and the liability was reduced by $80 in the second quarter of 2014. The total liability related to this exposure, as of September 30, 2014, is $333 of which $54 is recorded as a current liability.

In 2012, the Company was notified by the U.S. Department of Energy of audits of the Company’s incurred cost submissions associated with various contracts the Company has with the U.S. Department of Energy. The Defense Contract Audit Agency (“DCAA”) completed its audit of 2003 in November of 2013 and the outcome of this audit did not result in a cost to the Company. The DCAA is currently auditing the years 2004 through 2007 and an external independent audit firm is auditing 2010. These audits are in various stages of completion and although the Company received information requests from the auditors in 2012, substantive audit procedures did not begin until June 2013. During the third quarter of 2014 there was limited activity on the 2004 audit although there has been no audit activity related to any other year. Although the Company has not received formal notification that such audits are on hold, management believes that as of the date of these financial statements these audits have been delayed or placed on hold. Based upon the lack of activity on these audits, the Company does not have adequate information at the date of issuance of these financial statements to determine if the outcome of any of these remaining open audits will result in a cost to the Company.

The Company has entered into several operating lease agreements, primarily for the lease of office facilities, and office equipment, expiring through 2019. Rental expense under these operating lease arrangements for the nine months ended September 30, 2014 and 2013 was $132 and $147, respectively. As described in Note 6, Property, Plant and Equipment, the Company has leased its headquarters and production facility back from the buyer for a five year term. The Company can terminate the lease after two years without penalty. Therefore, only two years of rental expense are included in the table below.

Future minimum lease payments under noncancelable lease agreements (with initial or remaining lease terms in excess of one year) are as follows:

As of September 30, 2014
2014	$137
2015	408
2016	202
2017	4
2018	4
Thereafter	2

Total	$757

If the Company continues to lease the Barre facility after the two year cancellation period, it would have additional annual lease payment obligations of $201 in 2016, $345 in 2017, $345 in 2018 and $162 in 2019.

19.	COMMITMENTS AND CONTINGENCIES

On March 31, 2011, the Company entered into an agreement to provide maintenance and repair services for an expected fifteen or more utility-class wind turbines with a customer. This agreement obligated the Company to provide such services for up to a 12 year period. Since the Company anticipated multiple sales of utility-class wind turbines under this agreement it created a service infrastructure to support such a deployment. The Company, in fact, has only sold two prototype turbines to this customer resulting in a potential cost to perform this obligation being in excess of expected revenue sources. As a separately priced maintenance agreement, accounting for this contract is under ASC 460 Guarantees, which requires that the measurement of a guarantee liability be the fair value of the obligation at the reporting period. If the consideration of the fair value of an obligation results in the potential of a contingent loss, consideration of the probable and estimable criteria of ASC 450-20-25 is appropriate. Furthermore, for longer-term obligations, such as this, the Company considers the use of a discount factor in determining the estimated liability is appropriate. The agreement is currently under renegotiation and depending on the outcome could have an impact on the estimated liability.

In 2011, the Company both commenced a significant infrastructure redesign to reduce costs and initiated negotiations with the customer to change the terms of this service contract based upon an option that the Company has within the agreement. In consideration of those factors, the Company determined that a loss was not probable at such time and as such did not record a liability in its 2011 consolidated financial statements. Despite the Company’s implementation of cost reductions the Company concluded during 2012 that a loss was probable. The Company estimated the discounted value of such exposure at $562, using a discount rate of 9% over approximately 10 years. As of December 31, 2013, total liability related to this exposure is $417 of which $159 is recorded as a current liability.

In 2012, the Company was notified by the U.S. Department of Energy of audits of the Company’s incurred cost submissions associated with various contracts the Company has with the U.S. Department of Energy . The Defense Contract Auditing Agency (“DCAA”) completed its audit of 2003 in November of 2013 and the outcome of this audit did not result in a cost to the Company. The DCAA is currently auditing the years 2004 through 2007 and an external independent audit firm is auditing 2010. These audits are in various stages of completion and although the Company received information requests from the auditors in 2012, substantive audit procedures did not begin until June 2013. The Company does not have adequate information at the date of issuance of these financial statements to determine if the outcome of any of these remaining open audits will result in a cost to the Company.

The Company has entered into several operating lease agreements, primarily for the lease of office facilities, and office equipment, expiring through 2018. Rental expense under these operating lease arrangements for the years ended December 31, 2013 and 2012 was $388 and $544, respectively.

Future minimum lease payments under noncancelable lease agreements (with initial or remaining lease terms in excess of one year) are as follows:

Years Ending December 31
2014	$266
2015	57
2016	55
2017	4
2018	4
Thereafter	2

$388